Acquisitions (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended		12 Months Ended					0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended		0 Months Ended		0 Months Ended
	Nov. 30, 2010	Nov. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2010 Seadrift Coke L P [Member]	Jul. 31, 2009 Seadrift Coke L P [Member]	Mar. 31, 2010 Seadrift Coke L P [Member]	Dec. 31, 2009 Seadrift Coke L P [Member]	Nov. 30, 2010 C G Electrodes Llc [Member]	Jun. 30, 2008 Falcon Seadrift Holding Corp [Member]	Feb. 09, 2011 Micron Research Corporation [Member]	Oct. 31, 2011 Fiber Materials Inc [Member]	Feb. 09, 2011 Technological Know-How [Member] Micron Research Corporation [Member]	Oct. 31, 2011 Customer Related Intangible [Member] Fiber Materials Inc [Member]	Oct. 31, 2011 Customer Relationships [Member] Fiber Materials Inc [Member]	Feb. 09, 2011 Minimum [Member] Customer Related Intangible [Member] Micron Research Corporation [Member]	Feb. 09, 2011 Maximum [Member] Customer Related Intangible [Member] Micron Research Corporation [Member]	Feb. 09, 2011 Engineered Solutions [Member] Micron Research Corporation [Member]
Business Acquisition [Line Items]
Business acquisitions, effective date of acquisition		Nov. 30, 2010													Oct. 31, 2011
Business Acquisition, Percentage of Voting Interests Acquired								81.10%				100.00%	100.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 249,444,000	$ 249,444,000						$ 90,000,000				$ 159,500,000		$ 6,500,000	$ 14,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								12				12
Notes Payable, Fair Value Disclosure								100,000,000				100,000,000
Debt Instrument Maturity Dates								2015				2015
Debt Instrument, Interest Rate, Effective Percentage	7.00%	7.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage								18.90%
Goodwill	489,244,000	489,244,000
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount	168,200,000	168,200,000
Repayments of Senior Debt		80,600,000
Business Acquisition, Purchase Price Allocation, Notes Payable and Long-term Debt	1,197,000	1,197,000
Inventory, LIFO Reserve, Effect on Income, Net			21,000,000	(1,900,000)
Reversal Of Equity Income Losses Of Non-Consolidated Affiliate			14,500,000	55,500,000
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized			25,900,000
Equity Method Investment, Other than Temporary Impairment											52,800,000
Due from Related Parties									6,000,000
Debt Instrument, Interest Rate During Period									10.00%
Repayments of Debt										12,000,000
Business Acquisition, Purchase Price Allocation, Tangible Assets														5,000,000	13,300,000
Business Acquisition, Purchase Price Allocation, Liabilities Assumed														200,000	1,400,000
Acquired Finite-lived Intangible Asset, Amount																1,300,000		2,500,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	11 years 7 months 6 days																5 years		5 years	15 years
Goodwill			$ 499,238,000		$ 497,681,000	$ 498,261,000	$ 498,681,000														$ 400,000